Income tax (Schedule of Expiring Dates for Tax Losses) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
2021
Disclosure Of Income tax [Line Items]
Taxable losses	$ 447
2022
Disclosure Of Income tax [Line Items]
Taxable losses	1,109
2023
Disclosure Of Income tax [Line Items]
Taxable losses	2,946
2024
Disclosure Of Income tax [Line Items]
Taxable losses	$ 18,428